Bank Borrowings - Loan Facilities (Details)	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2025 USD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 CNY (¥)	Oct. 31, 2021 CNY (¥)
Short-term working capital loan facility
Bank Borrowings
Aggregate amount of credit facilities	$ 29,744,000								¥ 200,000,000
Amount drawn/outstanding			$ 18,165,000		$ 20,228,000		¥ 122,142,000	¥ 142,142,000
Short-term working capital loan facility | 1-year China Loan Prime Rate
Bank Borrowings
Basis spread on variable rate (as a percent)	(0.89%)
10-year fixed asset loan facility
Bank Borrowings
Aggregate amount of credit facilities		$ 112,264,000								¥ 754,880,000
Amount drawn/outstanding			76,343,000		72,932,000		¥ 513,342,000	¥ 512,496,000
Term (in years)		10 years
Repayments of long-term lines of credit			$ 2,899,000	¥ 19,610,000	$ 1,479,000	¥ 10,390,000
10-year fixed asset loan facility | 5-year China LPR
Bank Borrowings
Basis spread on variable rate (as a percent)		(0.80%)